Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .1%
iShares Core S&P 500 ETF(a)
(Cost $ 8,022,606 ) ........................................................... 21,374 $ 8,503,005
Number of
Contracts Notional Amount
Purchased Options – 1.6%
Calls – Exchange-Traded – 1.6%
S&P 500 Index , September Strike Price $ 4,400 , Expires 9/17/21 .......... 36 $ 15,840,000 94,320
S&P 500 Index , March Strike Price $ 5,000 , Expires 3/18/22 .............. 36 18,000,000 44,280
138,600
Total Purchased Options (Cost $ 211,405 ) .......................................................... 138,600
Shares
Money Market Funds – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $ 25,984 ) .............................................................. 25,984 25,984
Total Investments – 100.0%
(Cost $ 8,259,995 ) ........................................................................... $ 8,667,589
Other Assets in Excess of Liabilities – 0.0% † ........................................................ 2,116
Net Assets – 100.0% .......................................................................... $ 8,669,705
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .1%
Purchased Options ............................................................................... 1 .6%
Money Market Funds ............................................................................. 0 .3%
Total Investments ................................................................................ 100 .0%
Other Assets in Excess of Liabilities .................................................................. 0.0% †
Net Assets ..................................................................................... 100 .0%